S000010510 [Member] Investment Strategy - AB Sustainable Thematic Balanced Portfolio	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]
The Fund invests in a diversified portfolio of equity and fixed-income securities. Normally, the Fund’s investments will consist of approximately 60% equity securities and 40% fixed-income securities, but these target allocations may vary. Under normal market conditions, the Fund will not deviate more than 10% from each target allocation. The Fund will not purchase a security if as a result less than 25% of its total assets would be invested in either equity securities or fixed-income securities. Under normal circumstances, at least 80% of the Fund’s net assets will be invested in securities of issuers that meet the Fund’s sustainability criteria, as described below.
In its equity investments, the Fund pursues opportunistic growth by investing primarily in a portfolio of U.S. companies whose business activities the Adviser believes position the company to benefit from certain environmentally- or socially-oriented sustainable investment themes that align with one or more of the United Nations Sustainable Development Goals (“SDGs”). These themes principally include the advancement of health, climate, and empowerment. A company that derives at least 25% of its total revenues from activities consistent with the achievement of the SDGs meets the Fund’s sustainability criteria, although many of the companies in which the Fund invests will derive a much greater portion of their revenues from such activities.
The Adviser normally considers a universe of primarily U.S. mid- to large-capitalization companies for investment.
The Adviser employs a combination of “top-down” and “bottom-up” investment processes with the goal of identifying, based on its internal research and analysis, the most attractive U.S. equity securities that fit into sustainable investment themes. First, under the “top-down” approach, the Adviser identifies the sustainable investment themes. In addition to this “top-down” thematic approach, the Adviser then uses a “bottom-up” analysis of individual companies that focuses on prospective earnings growth, valuation and quality of company management and on evaluating a company’s risks, including those related to environmental, social, and corporate governance (“ESG”) factors. ESG factors, which can vary across companies and industries, may include environmental impact, corporate governance, ethical business practices, diversity and employee practices, product safety, supply chain management and community impact. Eligible investments include securities of issuers that the Adviser believes will maximize total return while also contributing to positive societal impact aligned with one or more SDGs. While the Adviser emphasizes focusing on individual companies with favorable ESG attributes over the use of broad-based negative screens (e.g., disqualifying business activities) in assessing a company’s exposure to ESG factors, the Fund will not invest in companies that derive revenue from direct involvement in adult entertainment, alcohol, cannabis, coal, controversial weapons, firearms, gambling, genetically modified organisms, military contracting, prisons, or tobacco. Activities deriving revenue and revenue thresholds may vary by sector.
The Fund’s fixed-income securities will consist predominantly of U.S. Government and agency securities, which must meet the Fund’s sustainability and ESG criteria for government securities. In this regard, the Adviser evaluates government securities based on the alignment of the nation’s policies with the SDGs and an internal scoring system that considers the nation’s policies on ESG issues.
The Fund expects to use derivatives, such as options, futures contracts, forwards and swaps. Derivatives may provide more efficient and economical exposure to market segments than direct investments, and may also be a more efficient way to alter the Fund’s exposures than making direct investments. For example, the Fund may use bond futures contracts and interest rate swaps to gain and adjust its exposures to the fixed-income markets.